Summary of Significant Accounting Policies (Tables)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share Basic And Diluted [Abstract]
Summary of Basic and Diluted Net Income (Loss) per Ordinary Share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

For The Three Months Ended March 31, 2021
Class A Ordinary share subject to possible redemption
Numerator: Earnings allocable to Ordinary sharee subject to possible redemption
Income from investments held in Trust Account	$3,321
Less: Company's portion available to be withdrawn to pay taxes	-
Net income attributable	$3,321
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	21,568,664
Basic and diluted net income per share	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Income minus Net Earnings
Net income	$9,238,963
Less: Net income allocable to Class A ordinary shares subject to possible redemption	3,321
Non-redeemable net income	$9,235,642
Denominator: weighted average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	9,681,336
Basic and diluted net income per share, Non-redeemable ordinary shares	$0.95

The basic and diluted loss per ordinary share is calculated as follows:

For The Period From July 21, 2020 (inception) through December 31, 2020
Class A Ordinary shares subject to possible redemption
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Income from investments held in Trust Account	$3,841
Less: Company's portion available to be withdrawn to pay taxes	-
Net income attributable	$3,841
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	21,719,426
Basic and diluted net income per share	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(3,294,265)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	3,841
Non-redeemable net loss	$(3,298,105)
Denominator: weighted average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	8,310,766
Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.40)